Equity	Nov. 18, 2019
Equity [Abstract]
Equity
NOTE 19. EQUITY
Issuance of Common Stock
Dominion Energy
Dominion Energy maintains Dominion Energy Direct
®
and a number of employee savings plans through which contributions may be invested in Dominion Energy’s common stock. These shares may either be newly issued or purchased on the open market with proceeds contributed to these plans. Currently, Dominion Energy is issuing new shares of common stock for these direct stock purchase plans.
During 2018, Dominion Energy received cash proceeds, net of fees and commissions, of $
2.5
 billion from the issuance of approximately
36
 million shares of common stock through various programs including the forward sale agreements described below resulting in approximately
681
 million shares of common stock outstanding at December 31, 2018. These proceeds include cash of $
315
 million received from the issuance of
4.5
 million of such shares through Dominion Energy Direct
®
and employee savings plans.
In July 2017, Dominion Energy issued
12.5
 million shares under the related stock purchase contracts entered into as part of Dominion Energy’s 2014 Equity Units and received proceeds of $
1.0
 billion.
In both April 2016 and July 2016, Dominion Energy issued
8.5
 million shares under the related stock purchase contracts entered into as part of Dominion Energy’s 2013 Equity Units and received $
1.1
 billion of total proceeds. Additionally, Dominion Energy completed a market issuance of equity in April 2016 of 10.2 million shares and received proceeds of $756 million through a registered underwritten public offering. A portion of the net proceeds was used to finance the Dominion Energy Questar Combination. See Note 3 for more information.
In June 2017, Dominion Energy filed an SEC shelf registration for the sale of debt and equity securities including the ability to sell common stock through an at-the-market
program. Also in June 2017, Dominion Energy entered into
three
separate sales agency agreements to effect sales under the program and pursuant to which it may offer from time to time up to $
500
 million aggregate amount of its common stock. Sales of common stock can be made by means of privately negotiated transactions, as transactions on the NYSE at market prices or in such other transactions as are agreed upon by Dominion Energy and the sales agents in conformance with applicable securities laws. In January 2018, Dominion Energy provided sales instructions to one of the sales agents and issued
6.6
 million shares through
at-the-market
issuances and received cash proceeds of $
495
 million, net of fees and commissions paid of $
5
 million. Following these issuances, Dominion Energy had no remaining ability to issue stock under the 2017 sales agency agreements and completed the program. In February 2018, Dominion Energy entered into six
separate sales agency agreements to effect sales under a new at-the-market
program pursuant to which it may offer from time to time up to $1.0 billion aggregate amount of its common stock. These agreements replaced the sales agency agreements entered into by Dominion Energy in June 2017. Sales of common stock can be made by means of private negotiated transactions, as transactions on the NYSE at market prices or in such other transactions as are agreed upon by Dominion Energy and the sales agents in conformance with applicable securities laws. In the fourth quarter of 2018, Dominion Energy provided sales instructions to two of the sales agents and issued
2.7
 million shares through
at-the-
market issuances and received cash proceeds of $
197
 million, net of fees and commissions paid of $
2
 million. Following these issuances, Dominion Energy has $
801
 million of remaining ability to issue stock under the sales agency agreements.
Dominion Energy entered in March 2018, and closed in April 2018, separate forward sale agreements with Goldman Sachs & Co. LLC and Credit Suisse Capital LLC, as forward purchasers, and an underwriting agreement with Credit Suisse Securities (USA) LLC and Goldman Sachs & Co. LLC, as representatives of the several underwriters named therein, relating to an aggregate of
20
 million shares of Dominion Energy common stock. The underwriting agreement granted the underwriters a
30-day
option to purchase up to an additional three million shares of Dominion Energy common stock, which the underwriters exercised with respect to approximately
2.1
 million shares in April 2018. Dominion Energy entered into separate forward sale agreements with the forward purchasers with respect to the additional shares. In December 2018, Dominion Energy received proceeds of $
1.4
 billion (after deducting underwriting discounts, but before deducting expenses, and subject to forward price adjustments under the forward sale agreements) upon the physical settlement of
22.1
 million shares.
See Note 3 to the Consolidated Financial Statements for information on the issuance of Dominion Energy common stock in January 2019 in connection with the SCANA Combination. Also in January 2019, Dominion Energy acquired all outstanding partnership interests of Dominion Energy Midstream not owned by Dominion Energy through the issuance of common stock as noted below.
Virginia Power
In 2018, 2017 and 2016, Virginia Power did not issue any shares of its common stock to Dominion Energy.
Shares Reserved for Issuance
Dominion Energy has approximately
76
 million shares reserved and available for issuance for Dominion Energy Direct
®
, employee stock awards, employee savings plans, director stock compensation plans and issuances in connection with stock purchase contracts and the at-the-market
program. See Note 17 for more information.
Repurchase of Common Stock
Dominion Energy did
not
repurchase any shares in 2018 or 2017 and does
not
plan to repurchase shares during 2019, except for shares tendered by employees to satisfy tax withholding obligations on vested restricted stock, which do not count against its stock repurchase authorization.
Purchase of Dominion Energy Midstream Units
In September 2015, Dominion Energy initiated a program to purchase from the market up to $
50
 million of common units representing limited partner interests in Dominion Energy Midstream, which expired in September 2016. Dominion Energy purchased approximately
658,000
common units for $
17
 million for the year ended December 31, 2016.
In January 2019, Dominion Energy acquired all outstanding partnership interests of Dominion Energy Midstream not owned by Dominion Energy through the issuance of
22.5
 million shares of common stock valued at $
1.6
 billion. The merger was accounted for by Dominion Energy following the guidance for a change in a parent company’s ownership interest in a consolidated subsidiary. Because Dominion Energy controls Dominion Energy Midstream both before and after the merger, the changes in Dominion Energy’s ownership interest in Dominion Energy Midstream were accounted for as an equity transaction and no gain or loss will be recognized. The tax effect of the merger will be presented in common stock.
Issuance of Dominion Energy Midstream Units
In 2017, Dominion Energy Midstream received $
18
 million of proceeds from the issuance of common units through its at-the-market
program.
In 2016, Dominion Energy Midstream received $
482
 million of proceeds from the issuance of common units and $
490
 million of proceeds from the issuance of convertible preferred units. The net proceeds were primarily used to finance a portion of the acquisition of Dominion Energy Questar Pipeline from Dominion Energy. See Note 3 for more information.
The holders of the convertible preferred units were entitled to receive cumulative quarterly distributions payable in cash or additional convertible preferred units, subject to certain conditions. The units were convertible into Dominion Energy Midstream common units on a one
-for-one
basis, subject to certain adjustments, (i) in whole or in part at the option of the unitholders any time after December 1, 2018 or, (ii) in whole or in part at Dominion Energy Midstream’s option, subject to certain conditions, any time after December 1, 2019. Immediately prior to the closing of Dominion Energy’s acquisition of the outstanding interest in Dominion Energy Midstream noted above, each convertible preferred unit was converted into common units representing limited partner interests in Dominion Energy Midstream in accordance with the terms of Dominion Energy Midstream’s partnership agreement.
In May 2018, all of the subordinated units of Dominion Energy Midstream held by Dominion Energy were converted into common units on a
1:1
ratio following the payment of Dominion Energy Midstream’s distribution for the first quarter of 2018. In June 2018, Dominion Energy, as general partner, exercised an incentive distribution right reset as defined in Dominion Energy Midstream’s partnership agreement and received
26.7
 million common units representing limited partner interests in Dominion Energy Midstream. As a result of the increase in its ownership interest in Dominion Energy Midstream, Dominion Energy recorded a decrease in noncontrolling interest, and a corresponding increase in shareholders’ equity, of $
375
 million reflecting the change in the carrying value of the interest in the net assets of Dominion Energy Midstream held by others.
Accumulated Other Comprehensive Income (Loss)
Presented in the table below is a summary of AOCI by component:

At December 31,	2018	2017
(millions)
Dominion Energy
Net deferred losses on derivatives-hedging activities, net of $79 and $188 tax	$(234)	$(301)
Net unrealized gains on nuclear decommissioning trust funds, net of $— and $(419) tax	2	747
Net unrecognized pension and other postretirement benefit costs, net of $519 and $692 tax	(1,465)	(1,101)
Other comprehensive loss from equity method investees, net of $— and $2 tax	(2)	(3)

Total AOCI, including noncontrolling interest	$(1,699)	$(658)

Less other comprehensive income attributable to noncontrolling interest	1	1

Total AOCI, excluding noncontrolling interest	$(1,700)	$(659)

Virginia Power
Net deferred losses on derivatives-hedging activities, net of $4 and $8 tax	$(13)	$(12)
Net unrealized gains on nuclear decommissioning trust funds, net of $— and $(47) tax	1	74

Total AOCI	$(12)	$62

Dominion Energy Gas
Net deferred losses on derivatives-hedging activities, net of $8 and $15 tax	$(25)	$(23)
Net unrecognized pension costs, net of $56 and $59 tax	(144)	(75)

Total AOCI	$(169)	$(98)

Dominion Energy
The following table presents Dominion Energy’s changes in AOCI by component, net of tax:

	Deferred gains and losses on derivatives- hedging activities	Unrealized gains and losses on investment securities	Unrecognized pension and other postretirement benefit costs	Other comprehensive loss from equity method investees	Total
(millions)
Year Ended December 31, 2018
Beginning balance	$(302)	$747	$(1,101)	$(3)	$(659)
Other comprehensive income before reclassifications: gains (losses)	30	(18)	(215)	1	(202)
Amounts reclassified from AOCI: (gains) losses (1)	102	5	78	—	185

Net current period other comprehensive income (loss)	132	(13)	(137)	1	(17)

Cumulative-effect of changes in accounting principle	(64)	(732)	(227)	—	(1,023)
Less other comprehensive income (loss) attributable to noncontrolling interest	1	—	—	—	1

Ending balance	$(235)	$2	$(1,465)	$(2)	$(1,700)

Year Ended December 31, 2017
Beginning balance	$(280)	$569	$(1,082)	$(6)	$(799)
Other comprehensive income before reclassifications: gains (losses)	8	215	(69)	3	157
Amounts reclassified from AOCI: (gains) losses (1)	(29)	(37)	50	—	(16)

Net current period other comprehensive income (loss)	(21)	178	(19)	3	141

Less other comprehensive income (loss) attributable to noncontrolling interest	1	—	—	—	1

Ending balance	$(302)	$747	$(1,101)	$(3)	$(659)

(1)	See table below for details about these reclassifications.

The following table presents Dominion Energy’s reclassifications out of AOCI by component:

Details about AOCI components	Amounts reclassified from AOCI	Affected line item in the Consolidated Statements of Income
(millions)
Year Ended December 31, 2018
Deferred (gains) and losses on derivatives-hedging activities:
Commodity contracts	$90	Operating revenue
	(14)	Electric fuel and other energy-related purchases
Interest rate contracts	48	Interest and related charges
Foreign currency contracts	13	Other Income

Total	137
Tax	(35)	Income tax expense

Total, net of tax	$102

Unrealized (gains) and losses on investment securities:
Realized (gain) loss on sale of securities	$7	Other income

Total	7
Tax	(2)	Income tax expense

Total, net of tax	$5

Unrecognized pension and other postretirement benefit costs:
Amortization of prior-service costs (credits)	$(21)	Other income
Amortization of actuarial losses	120	Other income

Total	99

Tax	(21)	Income tax expense

Total, net of tax	$78

Year Ended December 31, 2017
Deferred (gains) and losses on derivatives-hedging activities:
Commodity contracts	$(81)	Operating revenue
	2	Purchased gas
Interest rate contracts	52	Interest and related charges
Foreign currency contracts	(20)	Other Income

Total	(47)
Tax	18	Income tax expense

Total, net of tax	$(29)

Unrealized (gains) and losses on investment securities:
Realized (gain) loss on sale of securities	$(81)	Other income
Impairment	23	Other income

Total	(58)
Tax	21	Income tax expense

Total, net of tax	$(37)

Unrecognized pension and other postretirement benefit costs:
Prior-service costs (credits)	$(21)	Other income
Actuarial losses	103	Other income

Total	82
Tax	(32)	Income tax expense

Total, net of tax	$50

Virginia Power
The following table presents Virginia Power’s changes in AOCI by component, net of tax:

	Deferred gains and losses on derivatives-hedging activities	Unrealized gains and losses on investment securities	Total
(millions)
Year Ended December 31, 2018
Beginning balance	$(12)	$74	$62
Other comprehensive income before reclassifications: gains (losses)	1	—	1
Amounts reclassified from AOCI: (gains) losses (1)	1	—	1

Net current period other comprehensive income (loss)	2	—	2

Cumulative-effect of changes in accounting principle	(3)	(73)	(76)

Ending balance	$(13)	$1	$(12)

Year Ended December 31, 2017
Beginning balance	$(8)	$54	$46
Other comprehensive income before reclassifications: gains (losses)	(5)	24	19
Amounts reclassified from AOCI: gains (losses) (1)	1	(4)	(3)

Net current period other comprehensive income (loss)	(4)	20	16

Ending balance	$(12)	$74	$62

(1)	See table below for details about these reclassifications.

The following table presents Virginia Power’s reclassifications out of AOCI by component:

Details about AOCI components	Amounts reclassified from AOCI	Affected line item in the Consolidated Statements of Income
(millions)
Year Ended December 31, 2018
(Gains) losses on cash flow hedges:
Interest rate contracts	$1	Interest and related charges

Total	1
Tax	—	Income tax expense

Total, net of tax	$1

Year Ended December 31, 2017
(Gains) losses on cash flow hedges:
Interest rate contracts	$1	Interest and related charges

Total	1
Tax	—	Income tax expense

Total, net of tax	$1

Unrealized (gains) and losses on investment securities:
Realized (gain) loss on sale of securities	$(9)	Other income
Impairment	2	Other income

Total	(7)
Tax	3	Income tax expense

Total, net of tax	$(4)

Dominion Energy Gas
The following table presents Dominion Energy Gas’ changes in AOCI by component, net of tax:

	Deferred gains and losses on derivatives-hedging activities	Unrecognized pension and other postretirement benefit costs	Total
(millions)
Year Ended December 31, 2018
Beginning balance	$(23)	$(75)	$(98)
Other comprehensive income before reclassifications: gains (losses)	(16)	(52)	(68)
Amounts reclassified from AOCI: (gains) losses (1)	19	4	23

Net current period other comprehensive income (loss)	3	(48)	(45)

Cumulative-effect of changes in accounting principle	(5)	(21)	(26)

Ending balance	$(25)	$(144)	$(169)

Year Ended December 31, 2017
Beginning balance	$(24)	$(99)	$(123)
Other comprehensive income before reclassifications: gains (losses)	6	20	26
Amounts reclassified from AOCI: gains (losses) (1)	(4)	4	—

Net current period other comprehensive income (loss)	2	24	26

Less other comprehensive income (loss) attributable to noncontrolling interest	1	—	1
Ending balance	$(23)	$(75)	$(98)

(1)	See table below for details about these reclassifications.

The following table presents Dominion Energy Gas’ reclassifications out of AOCI by component:
Details about AOCI components	Amounts reclassified from AOCI	Affected line item in the Consolidated Statements of Income
(millions)
Year Ended December 31, 2018
Deferred (gains) and losses on derivatives-hedging activities:
Commodity contracts	$8	Net i ncome from discontinued operations
Interest rate contracts	5	Interest and related charges
Foreign currency contracts	13	Other income

Total	26
Tax	(7)	Income tax expense

Total, net of tax	$19

Unrecognized pension costs:
Actuarial losses	$6	Other income

Total	6
Tax	(2)	Income tax expense

Total, net of tax	$4

Year Ended December 31, 2017
Deferred (gains) and losses on derivatives-hedging activities:
Commodity contracts	$8	Net i ncome from discontinued operations
Interest rate contracts	6	Interest and related charges
Foreign currency contracts	(20)	Other income

Total	(6)
Tax	2	Income tax expense

Total, net of tax	$(4)

Unrecognized pension costs:
Actuarial losses	$6	Other income

Total	6
Tax	(2)	Income tax expense

Total, net of tax	$4

Stock-Based Awards
The 2005 and 2014 Incentive Compensation Plans permit stock-based awards that include restricted stock, performance grants, goal-based stock, stock options, and stock appreciation rights. The
Non-Employee
Directors Compensation Plan permits grants of restricted stock and stock options. Under provisions of these plans, employees and non-employee
directors may be granted options to purchase common stock at a price not less than its fair market value at the date of grant with a maximum term of eight years
. Option terms are set at the discretion of the CGN Committee of the Board of Directors or the Board of Directors itself, as provided under each plan. No options are outstanding under either plan. At December 31, 2018, approximately
22
 million shares were available for future grants under these plans.
Goal-based stock awards are granted in lieu of cash-based performance grants to certain officers who have not achieved a certain targeted level of share ownership. As of December 31, 2018, unrecognized compensation cost related to nonvested goal-based stock awards was immaterial.
Dominion Energy measures and recognizes compensation expense relating to share-based payment transactions over the vesting period based on the fair value of the equity or liability instruments issued. Dominion Energy’s results for the years ended December 31, 2018, 2017 and 2016 include $
48
 million, $
45
 million, and $
33
 million,
respectively, of compensation costs and $
12
 million, $
16
 million, and $
11
 million, respectively of income tax benefits related to Dominion Energy’s stock-based compensation arrangements. Stock-based compensation cost is reported in other operations and maintenance expense in Dominion Energy’s Consolidated Statements of Income. Excess Tax Benefits are classified as a financing cash flow.
Restricted Stock
Restricted stock grants are made to officers under Dominion Energy’s LTIP and may also be granted to certain key non-officer
employees. The fair value of Dominion Energy’s restricted stock awards is equal to the closing price of Dominion Energy’s stock on the date of grant. New shares are issued for restricted stock awards on the date of grant and generally vest over a three-year
service period. The following table provides a summary of restricted stock activity for the years ended December 31, 2018, 2017 and 2016:

	Shares	Weighted - average Grant Date Fair Value
	(thousands)
Nonvested at December 31, 2015	855	$66.16
Granted	372	71.67
Vested	(301)	56.83
Cancelled and forfeited	(40)	71.75

Nonvested at December 31, 2016	886	$71.40
Granted	454	74.24
Vested	(287)	68.90
Cancelled and forfeited	(10)	72.37

Nonvested at December 31, 2017	1,043	$73.32
Granted	534	72.92
Vested	(316)	73.59
Cancelled and forfeited	(53)	74.25

Nonvested at December 31, 2018	1,208	$73.03

As of December 31, 2018, unrecognized compensation cost related to nonvested restricted stock awards totaled $
49
 million and is expected to be recognized over a weighted-average period of
2.1
years. The fair value of restricted stock awards that vested was $
23
 million, $
21
 million, and $
21
 million in 2018, 2017 and 2016, respectively. Employees may elect to have shares of restricted stock withheld upon vesting to satisfy tax withholding obligations. The number of shares withheld will vary for each employee depending on the vesting date fair market value of Dominion Energy stock and the applicable federal, state and local tax withholding rates.
Cash-Based Performance Grants
Cash-based performance grants are made to Dominion Energy’s officers under Dominion Energy’s LTIP. The actual payout of cash-based performance grants will vary between zero
and
200
% of the targeted amount based on the level of performance metrics achieved.
In February 2016, a cash-based performance grant was made to officers. Payout of the performance grant occurred in January 2018 based on the achievement of two
performance metrics during 2016 and 2017: TSR relative to that of companies listed as members of the Philadelphia Utility Index as of the end of the performance period and ROIC. The total of the payout under the grant was $
12
 million.
In February 2017, two cash-based performance grants were made to officers as Dominion Energy transitioned from a two-year
performance period to a three-year performance period. Payout of the two-year
grant occurred in January 2019 based on the achievement of
two
performance metrics during 2017 and 2018: TSR relative to that of companies that are members of Dominion Energy’s compensation peer group and ROIC with an additional partial payout based on Dominion Energy’s price-earnings ratio relative to that of the members of Dominion Energy’s compensation peer group. The total of the payout under the two-year
grant was $
13
 million and a liability of $
13
 million had been accrued for this award. Payout of the three-year cash-based performance grant is expected to occur by March 15, 2020 based on the achievement of two performance metrics during 2017, 2018 and 2019: TSR relative to that of companies that are members of Dominion Energy’s compensation peer group and ROIC. There are additional opportunities to earn a portion of the awards based on Dominion Energy’s absolute TSR or relative price-earnings ratio performance. At December 31, 2018, the targeted amount of the three-year grant was $
14
 million and a liability of $
10
 million had been accrued for the award.
In February 2018, a cash-based performance grant was made to officers. Payout of the three-year cash-based performance grant is expected to occur by March 15, 2021 based on the achievement of two performance metrics during 2018, 2019 and 2020: TSR relative to that of companies that are members of Dominion Energy’s compensation peer group and ROIC. There are additional opportunities to earn a portion of the awards based on Dominion Energy’s absolute TSR or relative price-earnings ratio performance. At December 31, 2018, the targeted amount of the three-year grant was $
16
 million and a liability of $
5
 million had been accrued for this award.